Stockholders' Deficit - Schedule of Options Outstanding (Details)	6 Months Ended
Jun. 30, 2020 $ / shares shares
Equity [Abstract]
Exercise Price | $ / shares	$ 0.115
Options Outstanding
Options Exercisable	22,267,800
Weighted Average Remaining Contractual Life	23 years 1 month 2 days